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                      FIRST AMERICAN INVESTMENT FUNDS, INC.
                   PROSPECTUS SUPPLEMENT DATED APRIL 24, 2006
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   This supplement updates the following Prospectuses dated December 30, 2005:

  First American Stock Funds Class A, Class B and Class C Shares Prospectus
       (as previously supplemented February 22, 2006 and March 20, 2006)
              First American Stock Funds Class R Shares Prospectus
        (as previously supplemented February 22, 2006 and March 20, 2006)
              First American Stock Funds Class Y Shares Prospectus
        (as previously supplemented February 22, 2006 and March 20, 2006)
             Selected First American Funds Class A Shares Prospectus
 (as previously supplemented February 22, 2006, March 7, 2006, and
                                March 20, 2006)

For Class A, B, C, R, and Y shares, this supplement, any previous supplements, and the applicable Prospectus dated December 30, 2005 together constitute a current Prospectus. To request a copy of a Prospectus, please call 800-677-FUND.

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The following individual has been added to the team of portfolio managers primarily responsible for the management of Mid Cap Growth Opportunities Fund and Large Cap Growth Opportunities Fund, which is set forth in each Prospectus under the heading "Additional Information--Management--Portfolio Management":

Scott Mullinix, CFA, Senior Equity Portfolio Manager. Mr. Mullinix has been a portfolio manager for Mid Cap Growth Opportunities Fund and Large Cap Growth Opportunities Fund since joining FAF Advisors in April 2006. Prior to joining FAF Advisors, Mr. Mullinix co-managed the Mid Cap Growth product and managed the Premier Portfolio growth and core equity products at Ameriprise Financial. Prior to that, he was a senior research analyst for the retail/consumer products industry at Ameriprise. He has also co-managed a hedge fund for Deephaven LLC in Minneapolis. Mr. Mullinix has 17 years of financial industry experience, including seven years in portfolio management.

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Information regarding the portfolio managers responsible for the management of
Small Cap Select Fund, which is set forth in each Prospectus under the heading "Additional Information--Management--Portfolio Management," is replaced by the following:

Small Cap Select Fund. Allen D. Steinkopf, CFA, Equity Portfolio Manager. Mr. Steinkopf has served as the primary portfolio manager for the fund since July 2004. Prior to joining FAF Advisors in 2003, Mr. Steinkopf was employed by Advantus Capital Management from 1986 to 2003 where he served as Vice President and Portfolio Manager. He has 13 years of financial industry experience.

Troy L. Huff, Equity Portfolio Manager. Mr. Huff has co-managed the fund since April 2006. Prior to his appointment as co-manager, he had been an equity research analyst for the Small Cap Select team, where he was responsible for research in all industries within the consumer discretionary and consumer staples sectors. Mr. Huff joined FAF Advisors in 1996 and has 14 years of financial industry experience, including 10 years in investment management and research.


IF YOU HAVE ANY QUESTIONS REGARDING THIS PROSPECTUS SUPPLEMENT, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL, OR YOU MAY CALL FIRST AMERICAN FUNDS INVESTOR SERVICES AT 800-677-FUND.

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                                                                      PM-SCS-STK